Share Capital - Schedule of Declared Quarterly Dividends (Detail) (USD $)	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Equity [Abstract]
Dividends declared	$ 0.040	$ 0.040	$ 0.040	$ 0.040	$ 0.035	$ 0.035	$ 0.030	$ 0.030